General Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Description of Plan [Line Items]
General Description of the Plan	General Description of the Plan
The Savings Plan of Entergy Corporation and Subsidiaries VIII (Entergy Savings Plan VIII) was established on January 1, 2021.

The following description of the Entergy Savings Plan VIII is provided for general information only. Entergy Savings Plan VIII participants should refer to the Savings Plan of Entergy Corporation and Subsidiaries VIII Plan Document, as well as the Summary Plan Description and Summaries of Material Modifications, for a more complete description of Entergy Savings Plan VIII's provisions.

General: The Entergy Savings Plan VIII is a defined contribution plan of Entergy Corporation and Subsidiaries, collectively the Entergy System Companies, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The ERISA provisions set forth the requirements for participation, vesting of benefits, fiduciary conduct for administering and handling of assets, and disclosure of Entergy Savings Plan VIII information. Entergy Savings Plan VIII is also governed by the Internal Revenue Code (IRC) of 1986, as amended.

The Entergy Savings Plan VIII is intended to constitute two types of plans qualified under IRC Section 401(a) as follows:

•A profit-sharing plan qualified under IRC Section 401(a) and thus exempt under IRC Section 501(a), with a cash or deferred arrangement that satisfies applicable requirements for qualification and exemption under IRC Section 401(k); and
•A stock bonus plan which constitutes an Employee Stock Ownership Plan (ESOP), as defined in IRC Section 4975(e)(7).

The Entergy Savings Plan VIII is administered by the Employee Benefits Committee.  The chairman of the Employee Benefits Committee, who is appointed by the Talent & Compensation Committee of the Board of Directors of Entergy Corporation, appoints members to the Employee Benefits Committee.

The significant provisions of the Entergy Savings Plan VIII are described throughout this note.

Trustee: Entergy Savings Plan VIII utilizes T. Rowe Price Trust Company (Trustee) as its Trustee and T. Rowe Price Retirement Plan Services, Inc. as its recordkeeper and provider of other administrative services. Entergy Savings Plan VIII's investment options, which, except for the Entergy Corporation Stock Fund, the BlackRock Total Return Bond Fund M, the NT Col Aggregate Bond Index Fund Lending T5, the NT S&P 500 Index Fund DC Lending T5, the NT Extended Equity Market Index Fund DC Lending T5, the NT Col ACWI Ex-US Fund DC - Non-Lending T5, and the Schwab Personal Choice Retirement Account, are managed by its Trustee or affiliates of its Trustee, are:

•Entergy Stable Income Fund
•T. Rowe Price Blue Chip Growth Trust T7
•T. Rowe Price Equity Income Trust F
•T. Rowe Price International Core Equity Trust A
•T. Rowe Price New Horizons Trust A
•T. Rowe Price Retirement 2005 Trust E
•T. Rowe Price Retirement 2010 Trust E
•T. Rowe Price Retirement 2015 Trust E
•T. Rowe Price Retirement 2020 Trust E
•T. Rowe Price Retirement 2025 Trust E
•T. Rowe Price Retirement 2030 Trust E
•T. Rowe Price Retirement 2035 Trust E
•T. Rowe Price Retirement 2040 Trust E
•T. Rowe Price Retirement 2045 Trust E
•T. Rowe Price Retirement 2050 Trust E
•T. Rowe Price Retirement 2055 Trust E
•T. Rowe Price Retirement 2060 Trust E
•T. Rowe Price Retirement 2065 Trust E

In addition, the Trustee manages the participant loan fund which is discussed below.

Eligibility: The Entergy Savings Plan VIII is available to non-bargaining employees of participating Entergy System Company employers hired or rehired after December 31, 2020, as soon as administratively practicable following the later of the employee's employment commencement date or eligibility to participate in the Entergy Savings Plan VIII.

Automatic Enrollment and Automatic Increase: If an eligible newly hired, re-hired, or newly eligible employee does not enroll in Entergy Savings Plan VIII and does not affirmatively opt out of participation, the participant will be automatically enrolled in Entergy Savings Plan VIII at a pre-tax contribution rate of 5% within a reasonable period of time following 60 calendar days after the participant’s hire date, rehire date, or the date the participant becomes eligible. The Entergy Savings Plan VIII also includes an automatic increase provision whereby the participant’s pre-tax contributions will increase by 1% each April 1st until the rate reaches 10%, unless the participant opts out of this provision.

Contributions: Contributions to Entergy Savings Plan VIII made by or on behalf of participants are deposited with the Trustee. Participants may elect to contribute, through payroll deductions, up to a total of 5% of their eligible earnings each pay period (basic contributions) for which the employing Entergy System Company will make matching contributions. Participants may make supplemental contributions up to an additional 45% of their eligible earnings each pay period for which there are no matching contributions. Basic and supplemental contributions may be made on a pre-tax basis (pre-tax deferral contributions), Roth basis, after-tax basis, or a combination of any. Contributions are subject to certain IRC limitations. The combined pre-tax deferral contribution and Roth contribution dollar limit for the calendar year 2025 was $23,500 per participant. The overall annual limit for 2025 for pre-tax, Roth, after-tax, company matching, and annual company retirement contributions was the lesser of 100% of the employee’s compensation for the year or $70,000. Participants who reach age 50 by the end of the calendar year are eligible to make catch‑up deferral contributions. The catch‑up limit was $7,500 for the 2025 calendar year. Beginning in 2025, the SECURE 2.0 Act of 2022 raised this limit to $11,250 specifically for individuals ages 60–63. Based on nondiscrimination testing provisions under Entergy Savings Plan VIII, contributions made by highly compensated employees may be limited based on the average contribution rate of non-highly compensated employees.

Employer matching contributions shall not be made with respect to (i) catch-up deferral contributions and (ii) deferral contributions that were initially designated by the participant as catch-up deferral contributions, but are subsequently determined not to be catch-up deferral contributions.

The employing Entergy System Company also will make a discretionary annual company retirement contribution on behalf of eligible employees. The amount of the annual company retirement contribution, which is equal to 4% of the employee’s base wages or salary, will be made after the end of the plan year and will be credited to the employee’s annual company retirement contribution account. To be eligible to receive this contribution, the employee must be employed as of the last day of the plan year. However, if an employee retires, becomes totally and permanently disabled, or dies during the plan year, a prorated annual company retirement contribution will be made on behalf of that employee for such plan year. The employing Entergy System Company made an annual company retirement contribution in the amount of $10,420,665 in January 2026 for the 2025 plan year and $8,643,866 in January 2025 for the 2024 plan year, which is reflected as an annual retirement contribution receivable in the Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024.

Entergy Savings Plan VIII provides that certain amounts that originated from an employee benefit plan qualified under Section 401(a) or 403(a) of the IRC of 1986, as amended, under an annuity contract described in Section 403(b) of the IRC, under an eligible plan described in section 457(b) of the IRC or under an individual retirement account or annuity described in Section 408(a) or 408(b) of the IRC, may be accepted under Entergy Savings Plan VIII as a direct rollover or a participant rollover contribution. Entergy Savings Plan VIII does not accept indirect rollovers of after-tax contributions or indirect rollovers of Roth IRA or Roth 401(k) accounts.

Investments: Participant contributions, employer matching contributions, and annual company retirement contributions are invested as directed by participants in accordance with Entergy Savings Plan VIII's investment options. Entergy Savings Plan VIII limits the participant’s maximum investment allocation of new contributions to the ESOP Entergy Corporation Stock Fund to 20% and limits the amount a participant can transfer from other investments to the ESOP Entergy Corporation Stock Fund to such amount that will not cause the participant’s investment in the ESOP Entergy Corporation Stock Fund to exceed 20% of the aggregate value of the participant’s account. Participant contributions, employer matching contributions, and annual company retirement contributions not directed to specific investment options by the participant are invested by the Trustee in one of the following T. Rowe Price Retirement Trusts designated as Entergy Savings Plan VIII’s Qualified Default Investment Alternatives, based on the year the participant was born:

•T. Rowe Price Retirement 2005 Trust E
•T. Rowe Price Retirement 2010 Trust E
•T. Rowe Price Retirement 2015 Trust E
•T. Rowe Price Retirement 2020 Trust E
•T. Rowe Price Retirement 2025 Trust E
•T. Rowe Price Retirement 2030 Trust E
•T. Rowe Price Retirement 2035 Trust E
•T. Rowe Price Retirement 2040 Trust E
•T. Rowe Price Retirement 2045 Trust E
•T. Rowe Price Retirement 2050 Trust E
•T. Rowe Price Retirement 2055 Trust E
•T. Rowe Price Retirement 2060 Trust E
•T. Rowe Price Retirement 2065 Trust E

The value of investments may fluctuate with changes in market conditions. The amount of risk varies based on the fund's investment goals and composition. Participants should realize the risk associated with each investment when determining how to invest their contributions.

Participants can change the investment direction for future participant contributions, employer matching contributions, and annual company retirement contributions or reallocate the investment of the existing balance in their participant account at any time, subject to the Trustee's excessive trading guidelines.

Participant accounts: Individual accounts are maintained for each participant in Entergy Savings Plan VIII. Each participant's account is credited with the participant's contributions, company matching contributions, and any annual company retirement contributions. As of the close of each business day, participant account balances are updated to reflect account activity and investment fund values. Dividends and interest payments on investments held in the participant’s account are reinvested in the fund that generated the dividends and interest payments. A dividend pass-through feature under the Entergy Savings Plan allows participants who have amounts invested in the
Entergy Corporation Stock Fund to elect to have dividends on Entergy Corporation common stock paid directly to them instead of being reinvested in the Entergy Corporation Stock Fund.

Vesting: Participants are fully vested at all times in the pre-tax deferral account, Roth account, after-tax account, the company match account, and the rollover contributions account. Participants become fully vested in their annual company retirement contribution account after three (3) years of vesting service with their Entergy System Company employer. Participants also will become fully vested in their annual company retirement contribution account if they terminate employment from their Entergy System Company employer after age 65, die, or become totally and permanently disabled.

In-service withdrawals: While employed, participants may, with certain restrictions, withdraw all or a portion of the value of their after-tax contributions and rollover contributions. Withdrawals may be subject to a 10% premature distribution tax unless the participant is age 59-1/2 or older. A participant who has attained age 59-1/2 may withdraw all or a portion of the value from all sources in Entergy Savings Plan VIII in which the participant is vested. A participant may also apply for a hardship withdrawal from the participant's pre-tax deferral contributions, qualified non-elective contributions, or Roth accounts if the participant satisfies certain financial hardship withdrawal criteria.

Loans to participants: Entergy Savings Plan VIII has a loan provision whereby participants who are actively employed may borrow an amount, with a minimum of $1,000, from their eligible account up to a maximum of 50% of the balance of their account or $50,000, whichever is less. The amount borrowed is deducted from the participant's eligible account and repaid with interest based on the prime rate as published in the Wall Street Journal, plus 1%, in accordance with an established schedule. The loan must be repaid within 4-1/2 years, or 20 years if for the acquisition of the participant's primary residence. If a participant with an outstanding loan terminates employment, the participant may continue to make loan payments following termination. However, if the participant requests a full distribution of the vested balance in his account, he is required to repay the loan in full. Also, if the participant defaults on the loan following termination of employment, the loan balance will be offset and deducted from the participant’s account balance and will be treated as a taxable distribution to the participant.

Payment of benefits: Participants become eligible to receive a single-sum distribution of the entire vested value of the participant's Entergy Savings Plan VIII accounts upon termination of employment, retirement, or death. There are certain provisions regarding deferral of distributions; installment distributions for terminated participants and retirees; minimum account balances; and required minimum distributions.

Generally, there are tax consequences associated with receiving a distribution from Entergy Savings Plan VIII, unless the taxable portion is rolled over to an Individual Retirement Account or an eligible plan which qualifies under Sections 401(a), 403(a), 403(b), 408(a), 408(b), or 457(b) of the IRC. Additionally, a 10% penalty tax for early withdrawal applies, unless the distribution is received after age 59-1/2 or the participant satisfies one of certain other exemptions of the IRC to such tax.

Inactive accounts: Terminated participants and beneficiaries with an account balance greater than $7,000 (excluding rollovers) are allowed, under the provisions of Entergy Savings Plan VIII, to defer receipt of their vested account balance until distributions are required to begin under the provisions of Section 401(a)(9) of the IRC. In addition, Entergy Savings Plan VIII includes provisions for terminated participants and beneficiaries to elect to receive benefits in the form of installment payments. The cumulative amount to be distributed to such participants was $14,436,105 and $7,202,123 as of December 31, 2025 and 2024, respectively.

Forfeiture accounts: Company matching contributions which matched a distributed excess deferral contribution shall be forfeited and credited to Entergy Savings Plan VIII's forfeiture account. A participant's unvested annual company retirement contribution account shall be forfeited if the participant terminates employment with the participant’s Entergy System Company employer and does not become reemployed by an Entergy System Company employer before incurring a five-year break in service. Forfeitures shall be applied to reduce employer matching contributions on a quarterly basis. The forfeiture account held funds of $16,743 and $21,058 as of December 31, 2025 and 2024, respectively. The forfeiture account was used to reduce company matching contributions by $697,490 in 2025 and $437,220 in 2024.